Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options [Line Items]
Total stock-based compensation expense	$ 74	$ 194
Cost of revenues [Member]
Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options [Line Items]
Total stock-based compensation expense		2
Research and development, net [Member]
Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options [Line Items]
Total stock-based compensation expense		4
Selling and marketing [Member]
Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options [Line Items]
Total stock-based compensation expense	74	4
General and administrative [Member]
Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options [Line Items]
Total stock-based compensation expense		$ 184